                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA                 May 8, 2008
--------------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number                 Name
        28                                   -------------------------------
        [Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    81
                                                    ------------------

Form 13F Information Table Value Total:              $466,007
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      800      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101    15064   190325 SH       Sole                   190325
AIG INC.                       COM              026874107    11363   262720 SH       Sole                   261720              1000
ALLEGHENY VY BANCORP COM       COM              017427105      236     4199 SH       Sole                     4199
ALLIANCEBERNSTEIN              COM              01881G106      564     8900 SH       Sole                     8900
ALLSTATE CORP.                 COM              020002101      370     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     1075    48443 SH       Sole                    48443
APPLE COMPUTER                 COM              037833100      230     1600 SH       Sole                     1600
AT&T CORP.                     COM              001957109      493    12867 SH       Sole                    12867
BANK OF AMERICA                COM              060505104      743    19588 SH       Sole                    19588
BANK OF NEW YORK MELLON CORP.  COM              064058100      227     5428 SH       Sole                     5428
BEAR STEARNS COMPANIES INC     COM              073902108     1573   150000 SH       Sole                   150000
BERKSHIRE HATHAWAY B           COM              084670207     8838     1976 SH       Sole                     1976
BP PLC - SPONS ADR             COM              056622104      478     7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM              150185106     1779    76500 SH       Sole                    76500
CHEVRON CORP                   COM              166764100     3908    45778 SH       Sole                    45778
CISCO SYSTEMS INC              COM              17275R102      370    15347 SH       Sole                    15347
CITADEL BROADCASTING CORP      COM              17285T106     2822  1700099 SH       Sole                  1700099
CITIGROUP, INC.                COM              172967101     1646    76837 SH       Sole                    76837
COCA COLA                      COM              191216100     8725   143335 SH       Sole                   142335              1000
CONOCOPHILLIPS                 COM              20825C104      526     6902 SH       Sole                     6902
CONSECO INC                    COM              208464883    18227  1786927 SH       Sole                  1782927              4000
COVIDIEN LTD                   COM              G2552X108     7157   161751 SH       Sole                   161751
CRESTON MOLY                   COM              22626N107       33   100000 SH       Sole                   100000
DISCOVERY HOLD.                COM              25468Y107    12453   586870 SH       Sole                   586870
EMC CORP./MASS                 COM              268648102      309    21540 SH       Sole                    21540
EXXON MOBIL                    COM              30231G102     1527    18051 SH       Sole                    18051
FEDERATED INVESTORS            COM              314211103      287     7330 SH       Sole                     7330
FORTUNE BRANDS                 COM              349631101   110925  1596032 SH       Sole                  1596032
FULL TANK FOODS                COM              359991114       20   200000 SH       Sole                   200000
GENERAL ELECTRIC               COM              369604103     1034    27935 SH       Sole                    27935
GOLDMAN SACHS                  COM              38141G104     1641     9920 SH       Sole                     9920
GREAT LAKES DREDGE & DOCK      COM              390607109     6360  1230200 SH       Sole                  1230200
HARMAN INTL.                   COM              413086109    19778   454250 SH       Sole                   453300               950
IDT CORPORATION                COM              448947309     3011   778000 SH       Sole                   778000
J.P. MORGAN CHASE              COM              46625H100     4336   100966 SH       Sole                   100966
JK ACQUISITION                 COM              47759H106     8985  1500000 SH       Sole                  1500000
JOHNSON & JOHNSON              COM              478160104      481     7409 SH       Sole                     5909              1500
LIBERTY CAPITAL                COM              53071M302      472    30000 SH       Sole                    30000
LIBERTY ENTERT.                COM              53071M500     7796   344340 SH       Sole                   341740              2600
LIBERTY INTERACT.              COM              53071M104     9063   561516 SH       Sole                   557266              4250
MARSHALL&ILSLEY                COM              571837103     9850   424585 SH       Sole                   424585
MERITOR SAVINGS BANK           COM              590007100     3554   902000 SH       Sole                   902000
METAVANTE TECH.                COM              591407101     2102   105159 SH       Sole                   105159
MICROSOFT CORP                 COM              594918104      622    21900 SH       Sole                    20900              1000
NORWOOD RES.                   COM              669958100        5    10000 SH       Sole                    10000


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
                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS  SOLE      SHARED    NONE
------------------------------ ---------------- --------- --------  -------- --- ---- ------- --------- --------   -------- --------
ORGANIC TO GO FOOD CORP.       COM              68618K106      626   500587 SH       Sole                   500587
PAR PHARM.                     COM              69888P106      522    30000 SH       Sole                    30000
PFIZER                         COM              717081103     7374   352340 SH       Sole                   352340
PHILIP MORRIS INTl.            COM              718172109     2450    48443 SH       Sole                    48443
PINNACLE WEST                  COM              723484101     3397    96850 SH       Sole                    96850
PNC BANK CORP.                 COM              693475105      349     5316 SH       Sole                     5316
POLYMER GROUP INC              COM              731745204     1347    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     6152   837000 SH       Sole                   837000
PROCTER & GAMBLE               COM              742718109      307     4383 SH       Sole                     4383
ROYAL DUTCH SHELL              COM              780259206     1990    28845 SH       Sole                    28845
SPRINT NEXTEL                  COM              852061100     6041   902950 SH       Sole                   902750               200
TRANSOCEAN INC.                COM              2821287       2705    20009 SH       Sole                    20009
TREEHOUSE FOODS                COM              89469A104     5715   250000 SH       Sole                   250000
TYCO ELECTRONICS               COM              G9144P105     4290   125000 SH       Sole                   125000
TYCO INTL.                     COM              G9143X208    18458   419024 SH       Sole                   416524              2500
UNICA CORP                     COM              904583101     3570   525000 SH       Sole                   525000
UNITED BANKSHARES              COM              909907107     1466    55028 SH       Sole                    55028
VERIZON COMM.                  COM              92343V104      369    10116 SH       Sole                    10116
WASTE MGMT.                    COM              94106L109    20950   624250 SH       Sole                   622250              2000
WELLS FARGO CO.                COM              949746101      329    11310 SH       Sole                     5310              6000
WYNDHAM WORLDWIDE              COM              98310W108     2542   122940 SH       Sole                   122940
SPDR-HEALTHCARE                MUTUAL           81369y209     5690   182550 SH       Sole                   182550
SPDR-TECHNOLOGY                MUTUAL           81369y803     1120    50000 SH       Sole                    50000
SPDR-UTILITIES                 MUTUAL           81369Y886      892    23500 SH       Sole                    23500
iSHARES DIVIDEND               MUTUAL           464287168     1652    28550 SH       Sole                    28550
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    45203   830330 SH       Sole                   830330
ISHARES EAFE GROWTH INDEX      COM              464288885      632     8750 SH       Sole                     8750
STREETTRACKS GOLD              COM              863307104     8372    92600 SH       Sole                    92600
iSHARES LEHMAN 1-3 YR CREDIT   BOND             464288646     1031    10000 SH       Sole                    10000
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226    11131   108400 SH       Sole                   108400
iSHARES T.I.P.S.               BOND             464287176     4504    40979 SH       Sole                    40979
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      186    15000 SH       Sole                    15000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101     1234   102525 SH       Sole                   102525
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1554   117839 SH       Sole                   117839
